                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: _9/30/2009_________

Check here if Amendment: ||; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:

Address:



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:


Signature, Place, and Date of Signing:

Gina DiMento			Boston, MA			11/15/09
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0_______

Form 13F Information Table Entry Total: ______62_______

Form 13F Information Table Value Total: $___1,346,465_________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                                             FORM 13F INFORMATION TABLE

As of September 30, 2009           Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
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            Item 1:                 Item 2:       Item 3:           Item 4:               Item 5:
                                                                                         Shares of
            Name                    Title         CUSIP             Fair            Principal   SHR/PRN
          of Issuer               of Class        Number        Market Value          Amount    PPUT/CALL
---------------------------------------------------------------------------------------------------------
Airtran Holdings, Inc.               Common     00949P108        75,333,300.00    12,053,328.00    SHR
Allegiant Travel Company             Common     01748X102        74,191,702.00     1,947,800.00    SHR
Ameristar Casinos Inc.               Common     03070Q101        25,675,196.16     1,627,072.00    SHR
Arkansas Best Corp                   Common     040790107           181,705.86         6,069.00    SHR
ARM Holdings PLC                 Sponsored ADR  042068106        17,342,423.00     2,477,489.00    SHR
Asia Pacific Wire & Cable Ltd        Common     G0535E106           272,250.00        99,000.00    SHR
Bally Technologies Inc               Common     05874B107        58,660,056.00     1,528,800.00    SHR
BGC Partners, Inc.               Class A Common 05541T101        19,441,189.52     4,542,334.00    SHR
Blockbuster Inc.                 Class A Common 093679108           524,300.00       490,000.00    SHR
Blockbuster Inc.                 Class B Common 093679207           900,000.00     1,500,000.00    SHR
Boyd Gaming Corporation              Common     103304101        28,545,881.00     2,611,700.00    SHR
Churchill Downs                      Common     171484108         1,831,060.00        47,560.00    SHR
CSX Corp                             Common     126408103         1,255,800.00        30,000.00    SHR
Dollar Thrifty Automotive            Common     256743105        25,336,822.89     1,030,371.00    SHR
Delta Airlines Inc.                  Common     247361702        34,576,640.00     3,859,000.00    SHR
Eagle Materials Inc.                 Common     26969P108         1,857,700.00        65,000.00    SHR
El Paso Corp                         Common     28336L109         1,032,000.00       100,000.00    SHR
Expedia Inc.                         Common     30212P105       108,834,236.65     4,544,227.00    SHR
FBR Capital Markets Corp             Common     30247C301         1,622,685.20       273,640.00    SHR
First Marblehead Corp                Common     320771108         1,320,000.00       600,000.00    SHR
Full House Resorts Inc.              Common     359678109         2,423,777.93       894,383.00    SHR
Genesee & Wyoming Inc.           Class A Common 371559105         2,995,191.52        98,786.00    SHR
GFI Group Inc.                       Common     361652209            72,300.00        10,000.00    SHR
Hawaiian Holdings Inc                Common     419879101         2,271,500.00       275,000.00    SHR
Hittite Microwave Corp               Common     43365Y104         5,682,105.42       154,489.00    SHR
Humana Inc.                          Common     444859102         7,460,000.00       200,000.00    SHR
Interstate Hotels & Resorts          Common     46088S106           885,173.52       574,788.00    SHR
Isle of Capri Casinos Inc.           Common     464592104        18,054,109.53     1,531,307.00    SHR
Kansas City Southern                 Common     485170302         3,178,800.00       120,000.00    SHR
Lakes Entertainment Inc.             Common     51206P109           535,271.52       159,307.00    SHR
Majesco Holdings Inc.                Common     560690208           548,000.00       400,000.00    SHR
Marten Transport Ltd                 Common     573075108         5,466,518.74       320,429.00    SHR
MarineMax Inc.                       Common     567908108         5,020,642.88       642,848.00    SHR
Metro Bancorp                        Common     59161R101           486,800.00        40,000.00    SHR
Mosys Inc                            Common     619718109         1,297,500.00       519,000.00    SHR
MTR Gaming Group Inc.                Common     553769100         4,153,368.60     1,357,310.00    SHR
Multimedia Games Inc.                Common     625453105        12,800,000.00     2,500,000.00    SHR
Nintendo Co. LTD ADR                 Common     654445303         2,686,607.00        85,100.00    SHR
Odyssey Healthcare Inc.              Common     67611V101         9,146,850.00       731,748.00    SHR
Ohio Art Co                          Common     677143109           101,250.00        40,500.00    SHR
OpenTV Corporation               Class A Common G67543101            93,150.00        67,500.00    SHR
Orbitz Worldwide, Inc.               Common     68557K109       101,745,616.56    16,463,692.00    SHR
Penn National Gaming                 Common     707569109        17,287,500.00       625,000.00    SHR
Pinnacle Entertainment, Inc.         Common     723456109        23,893,512.00     2,344,800.00    SHR
Pozen Inc.                           Common     73941U102        14,444,868.48     1,962,618.00    SHR
Priceline Inc.                       Common     741503403       255,221,189.72     1,539,146.00    SHR
PureCycle Corp                       Common     746228303        10,131,785.40     3,070,238.00    SHR
Questar Corp                         Common     748356102         1,126,800.00        30,000.00    SHR
Realnetworks, Inc.                   Common     75605L104         9,006,443.64     2,421,087.00    SHR
Rubicon Technology Inc.              Common     78112T107         9,161,904.36       617,379.00    SHR
Sunpower Corp                    Class B Common 867652307         1,251,382.77        49,599.00    SHR
Terra Nova Financial Group, Inc.     Common     88102L204         1,974,892.00     2,947,600.00    SHR
Textron Inc.                         Common     883203BN0         4,650,100.00       245,000.00    SHR
Tivo Inc.                            Common     888706108        26,762,697.92     2,583,272.00    SHR
Union Pacific Corp                   Common     907818108         1,167,000.00        20,000.00    SHR
UnitedHealth Group, Inc.             Common     91324P102       152,744,000.00     6,100,000.00    SHR
Universal Health Services Inc.   Class B Common 913903100        81,685,670.00     1,319,000.00    SHR
Vantage Drilling C0o                 Common     G93205105         1,098,000.00       600,000.00    SHR
WABTEC                               Common     929740108         1,095,876.00        29,200.00    SHR
Webzen Inc.                        Common ADR   94846M102           731,418.87       267,919.00    SHR
Wellcare Health Plans, Inc.          Common     94946T106        35,290,295.75     1,431,655.00    SHR
Wynn Resorts Ltd                     Common     983134107        31,900,500.00       450,000.00    SHR
---------------------------------------------------------------------------------------------------------
             Total Long Equities                              1,346,465,318.41

                                                                                                           (SEC USE ONLY)
As of September 30, 2009           Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
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                                             Item 6:                                                            Item 8
                                     Investment Discretion                                            Voting Authority (Shares)
                               ------------------------------------                            -------------------------------------
            Item 1:            (a) Sole    (b) Shared-                        Item 7:          (a) Sole      (b) Shared     (c) None
        Name of Issuer                     As Defined    (c) Shared-          Managers
                                           in Instr. V       Other          See Instr. V
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
Airtran Holdings, Inc.              X                                            12053328
Allegiant Travel Company            X                                             1947800
Ameristar Casinos Inc.              X                                             1627072
Arkansas Best Corp                  X                                                6069
ARM Holdings PLC                    X                                             2477489
Asia Pacific Wire & Cable Ltd       X                                               99000
Bally Technologies Inc              X                                             1528800
BGC Partners, Inc.                  X                                             4542334
Blockbuster Inc.                    X                                              490000
Blockbuster Inc.                    X                                             1500000
Boyd Gaming Corporation             X                                             2611700
Churchill Downs                     X                                               47560
CSX Corp                            X                                               30000
Dollar Thrifty Automotive           X                                             1030371
Delta Airlines Inc.                 X                                             3859000
Eagle Materials Inc.                X                                               65000
El Paso Corp                        X                                              100000
Expedia Inc.                        X                                             4544227
FBR Capital Markets Corp            X                                              273640
First Marblehead Corp               X                                              600000
Full House Resorts Inc.             X                                              894383
Genesee & Wyoming Inc.              X                                               98786
GFI Group Inc.                      X                                               10000
Hawaiian Holdings Inc               X                                              275000
Hittite Microwave Corp              X                                              154489
Humana Inc.                         X                                              200000
Interstate Hotels & Resorts         X                                              574788
Isle of Capri Casinos Inc.          X                                             1531307
Kansas City Southern                X                                              120000
Lakes Entertainment Inc.            X                                              159307
Majesco Holdings Inc.               X                                              400000
Marten Transport Ltd                X                                              320429
MarineMax Inc.                      X                                              642848
Metro Bancorp                       X                                               40000
Mosys Inc                           X                                              519000
MTR Gaming Group Inc.               X                                             1357310
Multimedia Games Inc.               X                                             2500000
Nintendo Co. LTD ADR                X                                               85100
Odyssey Healthcare Inc.             X                                              731748
Ohio Art Co                         X                                               40500
OpenTV Corporation                  X                                               67500
Orbitz Worldwide, Inc.              X                                            16463692
Penn National Gaming                X                                              625000
Pinnacle Entertainment, Inc.        X                                             2344800
Pozen Inc.                          X                                             1962618
Priceline Inc.                      X                                             1539146
PureCycle Corp                      X                                             3070238
Questar Corp                        X                                               30000
Realnetworks, Inc.                  X                                             2421087
Rubicon Technology Inc.             X                                              617379
Sunpower Corp                       X                                               49599
Terra Nova Financial Group, Inc.    X                                             2947600
Textron Inc.                        X                                              245000
Tivo Inc.                           X                                             2583272
Union Pacific Corp                  X                                               20000
UnitedHealth Group, Inc.            X                                             6100000
Universal Health Services Inc.      X                                             1319000
Vantage Drilling C0o                X                                              600000
WABTEC                              X                                               29200
Webzen Inc.                         X                                              267919
Wellcare Health Plans, Inc.         X                                             1431655
Wynn Resorts Ltd                    X                                              450000
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